UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05723

Name of Fund: BlackRock Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 2.2%
Banco Macro SA — ADR	39,401	$3,420,401
Pampa Energia SA — ADR (a)	73,321	3,984,996

		7,405,397
Austria — 2.3%
Erste Group Bank AG (a)	190,125	7,875,902
Brazil — 8.7%
Banco Nacional SA, Preference Shares (b)	42,567,626	137
BR Malls Participacoes SA	355,426	1,504,521
Cyrela Brazil Realty SA Empreendimentos e Participacoes	510,159	2,002,452
EcoRodovias Infraestrutura e Logistica SA	1,469,780	5,038,546
Itau Unibanco Holding SA, Preference Shares — ADR	837,373	9,973,112
Kroton Educacional SA	1,452,549	7,024,368
Rumo SA (a)	1,287,354	4,268,681

		29,811,817
China — 24.6%
Alibaba Group Holding Ltd. — ADR (a)	59,621	9,238,274
Bank of China Ltd., Class H	23,002,200	11,312,769
China Overseas Land & Investment Ltd.	1,938,000	6,565,534
China Petroleum & Chemical Corp., — ADR	7,439	566,777
China Petroleum & Chemical Corp., Class H	7,892,000	5,982,671
Huaneng Power International, Inc., Class H	3,556,000	2,506,602
Jiangsu Expressway Co. Ltd., Class H	2,224,000	3,226,742
Kunlun Energy Co. Ltd.	4,638,000	4,623,516
NetEase, Inc. — ADR	5,368	1,670,951
New Oriental Education & Technology Group, Inc. — ADR (a)	61,518	4,900,524
Silergy Corp.	264,000	5,161,887
Sino Biopharmaceutical Ltd.	6,165,000	5,442,655
Skyworth Digital Holdings Ltd.	7,256,000	3,887,578
Tencent Holdings Ltd.	475,410	18,975,497

		84,061,977
Greece — 1.7%
Alpha Bank AE (a)	2,423,119	5,808,917
India — 9.9%
Bharat Petroleum Corp. Ltd.	882,547	6,480,902

Common Stocks	Shares	Value
India (continued)
Housing Development Finance Corp.	366,123	$10,211,773
Indiabulls Housing Finance Ltd.	299,500	5,481,091
ITC Ltd.	877,280	3,898,220
Sun TV Network Ltd.	336,140	4,086,003
Yes Bank Ltd.	137,293	3,872,264

		34,030,253
Indonesia — 6.6%
Astra International Tbk PT	11,211,800	6,708,541
Bank Central Asia Tbk PT	2,757,724	3,871,973
Bumi Serpong Damai Tbk PT	12,821,900	1,722,199
Semen Indonesia Persero Tbk PT	5,561,100	4,150,756
Summarecon Agung Tbk PT	9,277,800	682,128
Telekomunikasi Indonesia Persero Tbk PT	15,747,200	5,534,649

		22,670,246
Mexico — 7.9%
America Movil SAB de CV, Series L — ADR	517,549	9,150,266
Fomento Economico Mexicano SAB de CV	506,600	5,115,941
Grupo Financiero Banorte SAB de CV, Series O	1,228,623	8,145,041
PLA Administradora Industrial S de RL de CV (a)	2,711,057	4,720,841

		27,132,089
Philippines — 1.1%
Metropolitan Bank & Trust Co.	2,136,530	3,684,542
Russia — 5.7%
Gazprom PJSC — ADR	1,042,453	4,057,988
Novatek PJSC — GDR	29,429	3,083,319
Sberbank of Russia PJSC — ADR	1,047,822	12,199,459

		19,340,766
South Africa — 2.1%
Naspers Ltd., Class N	33,311	7,363,543
South Korea — 14.4%
Korea Aerospace Industries Ltd.	97,487	4,509,384
Pan Ocean Co. Ltd. (a)(c)	1,199,735	6,246,682
POSCO	20,792	6,212,958
Samsung Electronics Co. Ltd.	5,923	12,737,287
Samsung Electronics Co. Ltd., Preference Shares	2,534	4,369,081
Shinhan Financial Group Co. Ltd.	108,387	5,151,305
SK Holdings Co. Ltd.	21,159	5,131,993
WONIK IPS Co. Ltd. (a)	169,112	4,929,042

		49,287,732
Taiwan — 3.1%
Elite Material Co. Ltd.	175,000	865,521

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Common Stocks	Shares	Value
Taiwan (continued)
MediaTek, Inc.	717,000	$6,311,685
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	95,396	3,430,440

		10,607,646
Thailand — 0.9%
Kasikornbank PCL — NVDR	514,300	2,975,429
Turkey — 3.6%
Eldorado Gold Corp.	1,233,502	2,611,947
Koza Altin Isletmeleri AS (a)	293,218	2,692,553
Turk Hava Yollari (a)	2,718,413	6,825,923

		12,130,423
United Arab Emirates — 1.0%
NMC Health PLC	115,684	3,447,672
Total Common Stocks — 95.8%		327,634,351

Participation Notes — 1.1%
China — 1.0%
Deutsche Bank AG (Kweichow Moutai), due 06/08/26 (a)	49,261	3,522,920
Thailand — 0.1%
Deutsche Bank (Kasikornbank PCL), due 3/10/25 (a)	40,272	232,968
Total Participation Notes — 1.1%		3,755,888
Total Long-Term Investments (Cost — $277,384,611) — 96.9%		331,390,239

Short-Term Securities		Shares	Value
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (d)(e)		10,198,655	$10,198,655
SL Liquidity Series, LLC, Money Market Series, 0.56% (d)(e)(f)		3,299,071	3,299,731
Total Money Market Funds — 3.9%			13,498,386

Time Deposits		Par (000)
Hong Kong — 0.1%
Brown Brothers Harriman & Co., 0.01%, 08/01/17	HKD	1,382	176,961
Total Short-Term Securities (Cost — $13,675,344) — 4.0%			13,675,347
Total Investments (Cost — $291,059,955*) — 100.9%			345,065,586
Liabilities in Excess of Other Assets — (0.9)%			(2,930,540)

Net Assets — 100.0%			$342,135,046

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$299,124,596

Gross unrealized appreciation	$60,915,451
Gross unrealized depreciation	(14,974,461)

Net unrealized appreciation	$45,940,990

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security, or a portion of the security, is on loan.

2	BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

(d)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,774,950	6,423,705	10,198,655	$10,198,655	$21,087		$16	—
SL Liquidity Series, LLC, Money Market Series	—	3,299,071	3,299,071	3,299,731	19,146	[2]	(278)	$2
Total				$13,498,386	$40,233		$(262)	$2

[1] Includes net capital gain distributions.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	131	September 2017	$6,972	$392,072

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$7,405,397	—	—	$7,405,397
Austria	—	$7,875,902	—	7,875,902
Brazil	29,811,680	—	$137	29,811,817
Canada	2,611,947	—	—	2,611,947
China	16,376,526	48,569,815	—	64,946,341
Greece	—	5,808,917	—	5,808,917
Hong Kong	—	8,511,094	—	8,511,094
India	—	34,030,253	—	34,030,253
Indonesia	—	22,670,246	—	22,670,246
Mexico	27,132,089	—	—	27,132,089
Philippines	—	3,684,542	—	3,684,542
Russia	—	19,340,766	—	19,340,766
South Africa	—	7,363,543	—	7,363,543
South Korea	—	49,287,732	—	49,287,732
Taiwan	3,430,440	17,781,748	—	21,212,188
Thailand	—	2,975,429	—	2,975,429

4	BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Investments:
Common Stocks:
Turkey	—	$9,518,476	—	$9,518,476
United Arab Emirates	—	3,447,672	—	3,447,672
Participation Notes	—	3,755,888	—	3,755,888
Short-Term Securities:
Money Market Funds	$10,198,655	—	—	10,198,655
Time Deposits	—	176,961	—	176,961

Subtotal	$96,966,734	$244,798,984	$137	$341,765,855

Investments Valued at NAV[1]				3,299,731

Total				$345,065,586

Derivative Financial Instruments[2]
Assets:
Equity contracts	$392,072	—	—	$392,072

1 As of July 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from their fair value hierarchy.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended July 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Participation Notes	Total
Assets:
Opening Balance, as of October 31, 2016	$133	$3,653,808	$3,653,941
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	732,736	732,736
Net change in unrealized appreciation (depreciation)[1]	4	(751,034)	(751,030)
Purchases	—	186,423	186,423
Sales	—	(3,821,933)	(3,821,933)

Closing Balance, as of July 31 2017	$137	—	$137

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017[1]	$4	—	$4

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Emerging Markets Fund, Inc.

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Emerging Markets Fund, Inc.

Date: September 25, 2017

By:	/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Emerging Markets Fund, Inc.

Date: September 25, 2017